Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The assumptions used in the Black-Scholes model were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Expected volatility	n/a	n/a	124%	n/a
Expected term (in years)	n/a	n/a	4.2	n/a
Risk-free interest rate	n/a	n/a	2.71-3.25%	n/a
Dividend yield	n/a	n/a	—	n/a

Share-based Payment Arrangement, Option, Activity
The following table summarizes option activity:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding — January 1, 2022	675	$565.76
Granted	1,456,696	$1.37
Exercised	—	$—
Forfeited	—	$—
Options outstanding — September 30, 2022	1,457,371	$1.63	5.6	$—
Vested and expected to vest — September 30, 2022	1,457,371	$1.63	5.6	$—
Exercisable — September 30, 2022	215,675	$3.25	5.6	$—

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity	The following table summarizes RSU activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2022	60,000	$3.46
Granted	3,862,943	$2.10
Vested and released	(1,521,667)	$2.23
Forfeited	—	$—
Outstanding — September 30, 2022	2,401,276	$2.05

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Sales and marketing	$—	$—	$—	$130
General and administrative	592	52	7,908	169
Total share-based compensation expense	$592	$52	$7,908	$299

Share-based Payment Arrangement, Nonvested Award, Cost
Total unrecognized estimated compensation cost by type of award and the weighted-average remaining requisite service period over which such expense is expected to be recognized (in thousands, unless otherwise noted):

	September 30, 2022
	Unrecognized Expense	Remaining Weighted-Average Recognition Period (years)
RSUs	$1,018	1.6
Stock options	$995	1.6